Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Customer-related	$5,148,500	$5,484,500
Marketing-related	1,099,000	1,338,000
Total intangible assets	6,247,500	6,822,500
Less: accumulated amortization	(2,114,051)	(1,848,152)
Total intangible assets, net	$4,133,449	$4,974,348
Intangible assets as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Customer-related	$5,484,500	$9,024,000
Marketing-related	1,338,000	2,684,000
Technology-related	-	623,000
Total intangible assets	6,822,500	12,331,000
Less: accumulated amortization	(1,848,152)	(2,345,871)
Total intangible assets, net	$4,974,348	$9,985,129

Schedule of Amortization Expense for Intangible Assets	Estimated amortization expense for intangible assets for the next five years consists of the following as of June 30, 2024:
Year Ending December 31,	Amount
2024 (remaining)	$340,517
2025	611,856
2026	571,606
2027	450,856
2028	450,856
Thereafter	1,707,758
Total estimated amortization expense	$4,133,449
Estimated amortization expense for intangible assets for the next five years consists of the following as of December 31, 2023:
Year Ending December 31,	Amount
2024	$762,433
2025	693,256
2026	653,006
2027	532,256
2028	488,439
Thereafter	1,844,958
Total estimated amortization expense	$4,974,348

Schedule of Summarizing the Changes in the Carrying Amount of Goodwill	Below is a table summarizing the changes in the carrying amount of goodwill for the six months ended June 30, 2024:
Amount
Balance as of December 31, 2023	$9,808,335
Impairments	(757,283)
Balance as of June 30, 2024	$9,051,052

Below is a table summarizing the changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022:
Amount
Balance as of December 31, 2021	$19,452,270
Impairments	-
Balance as of December 31, 2022	$19,452,270
Goodwill from the acquisition of ICU Eyewear	757,283
Impairments	(10,401,218)
Balance as of December 31, 2023	$9,808,335